Related party transactions - Schedule of Personal Guarantees and Corporate Guarantee from Related Company (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Ms. Wu Binhua
Related party transactions
Provision of guarantees or collateral to entity, related party transactions	¥ 94,398	¥ 61,781